Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings available to stockholders	$ 16,423	$ 121,642
Common Class I
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings available to stockholders	$ 16,423	$ 119,726
Basic weighted average shares outstanding (in shares)	26,035,443	44,385,411
Diluted weighted average shares outstanding (in shares)	26,035,443	44,385,411
Basic earnings per share (in dollars per share)	$ 0.63	$ 2.70
Diluted earnings per share (in dollars per share)	$ 0.63	$ 2.70
Common Class S
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings available to stockholders		$ 1,916
Basic weighted average shares outstanding (in shares)		1,666,686
Diluted weighted average shares outstanding (in shares)		1,666,686
Basic earnings per share (in dollars per share)		$ 1.15
Diluted earnings per share (in dollars per share)		$ 1.15